Basis of preparation - Disclosure of interests in subsidiaries (Details)	12 Months Ended
Sep. 30, 2025
KWESST Inc.
Basis of preparation
Name of subsidiary	KWESST Inc.
Location	Ottawa, Canada
Equity %	100.00%
2720178 Ontario Inc.
Basis of preparation
Name of subsidiary	2720178 Ontario Inc.
Location	Ottawa, Canada
Equity %	100.00%
Police Ordnance Company Inc.
Basis of preparation
Name of subsidiary	Police Ordnance Company Inc.
Location	Ottawa, Canada
Equity %	100.00%
KWESST U.S. Holdings Inc.
Basis of preparation
Name of subsidiary	KWESST U.S. Holdings Inc.
Location	Delaware, United States
Equity %	100.00%
KWESST Defense Systems U.S. Inc.
Basis of preparation
Name of subsidiary	KWESST Defense Systems U.S. Inc
Location	North Carolina, United States
Equity %	100.00%
KWESST Public Safety Systems U.S. Inc.
Basis of preparation
Name of subsidiary	KWESST Public Safety Systems U.S. Inc.
Location	North Carolina, United States
Equity %	100.00%
KWESST Public Safety Systems Canada Inc.
Basis of preparation
Name of subsidiary	KWESST Public Safety Systems Canada Inc.
Location	Ottawa, Canada
Equity %	100.00%